Schedule of Investments (unaudited)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
AAR Corp.(a)	45	$1,744
Aerojet Rocketdyne Holdings Inc.	174	8,402
Aerovironment Inc.(a)	30	3,004
Ducommun Inc.(a)	151	8,239
Maxar Technologies Inc.	156	6,228
Moog Inc., Class A	8	672
National Presto Industries Inc.	7	712
		29,001
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)	234	5,436
Atlas Air Worldwide Holdings Inc.(a)	147	10,012
Forward Air Corp.	11	987
Hub Group Inc., Class A(a)	75	4,949
		21,384
Airlines — 0.1%
SkyWest Inc.(a)	116	4,996

Auto Components — 0.2%
Adient PLC(a)	73	3,300
Dana Inc.	14	333
Fox Factory Holding Corp.(a)	5	778
Modine Manufacturing Co.(a)	136	2,256
XPEL Inc.(a)	135	11,322
		17,989
Automobiles — 0.0%
Winnebago Industries Inc.	16	1,087

Banks — 4.8%
1st Source Corp.	255	11,847
BancFirst Corp.	186	11,612
Bank of Marin Bancorp., Class A	298	9,506
Bank of NT Butterfield & Son Ltd. (The)	84	2,978
BankUnited Inc.	429	18,314
Brookline Bancorp. Inc.	123	1,839
Camden National Corp.	175	8,358
Cathay General BanCorp.	496	19,523
Central Pacific Financial Corp.	602	15,688
Century Bancorp. Inc./MA, Class A, NVS	9	1,026
CIT Group Inc.	450	23,215
City Holding Co.	121	9,104
Community Trust Bancorp. Inc.	294	11,872
Eastern Bankshares Inc.	1,662	34,187
First BanCorp./Puerto Rico	720	8,582
First Choice Bancorp.	72	2,192
First Commonwealth Financial Corp.	818	11,509
First Financial Bankshares Inc.	91	4,471
First Financial Corp./IN	201	8,205
Flushing Financial Corp.	494	10,586
Fulton Financial Corp.	94	1,483
Hancock Whitney Corp.	116	5,155
Harborone Bancorp. Inc.	54	774
Hilltop Holdings Inc.	11	400
Independent Bank Corp./MI	434	9,422
International Bancshares Corp.	76	3,263
Investors Bancorp. Inc.	746	10,638
Lakeland Bancorp. Inc.	22	385
Lakeland Financial Corp.	59	3,637
Metropolitan Bank Holding Corp.(a)	20	1,204
Security	Shares	Value

Banks (continued)
MVB Financial Corp.	88	$3,754
National Bank Holdings Corp., Class A	276	10,416
NBT Bancorp. Inc.	341	12,266
Nicolet Bankshares Inc.(a)	8	563
OFG Bancorp.	562	12,431
Park National Corp.	49	5,754
Peapack Gladstone Financial Corp.	23	715
Peoples Bancorp. Inc./OH	105	3,110
Preferred Bank/Los Angeles CA	74	4,682
QCR Holdings Inc.	19	914
ServisFirst Bancshares Inc.	8	544
Silvergate Capital Corp., Class A(a)	37	4,193
Stock Yards Bancorp. Inc.	185	9,415
Texas Capital Bancshares Inc.(a)	48	3,048
Tompkins Financial Corp.	56	4,343
TriState Capital Holdings Inc.(a)	16	326
Trustmark Corp.	121	3,727
UMB Financial Corp.	9	838
Univest Financial Corp.	21	554
Washington Trust Bancorp. Inc.	173	8,884
Westamerica Bancorp.	64	3,714
		355,166
Beverages — 0.4%
Celsius Holdings Inc.(a)	154	11,718
Coca-Cola Consolidated Inc.	19	7,641
National Beverage Corp.	166	7,840
Primo Water Corp.	228	3,814
		31,013
Biotechnology — 6.9%
Affimed NV(a)	370	3,145
Agenus Inc.(a)	1,385	7,604
AnaptysBio Inc.(a)	277	7,183
Anavex Life Sciences Corp.(a)	210	4,801
Annexon Inc.(a)	135	3,039
Apellis Pharmaceuticals Inc.(a)	128	8,090
Arcturus Therapeutics Holdings Inc.(a)	195	6,599
Arcus Biosciences Inc.(a)	123	3,378
Arrowhead Pharmaceuticals Inc.(a)	312	25,840
Athersys Inc.(a)	1,471	2,118
Avid Bioservices Inc.(a)	79	2,026
BioCryst Pharmaceuticals Inc.(a)	377	5,960
Biohaven Pharmaceutical Holding Co. Ltd.(a)	56	5,436
Bioxcel Therapeutics Inc.(a)	307	8,921
Black Diamond Therapeutics Inc.(a)(b)	251	3,060
Blueprint Medicines Corp.(a)(b)	191	16,800
Bridgebio Pharma Inc.(a)	12	732
CareDx Inc.(a)	56	5,125
Catalyst Pharmaceuticals Inc.(a)	1,162	6,681
CEL-SCI Corp.(a)	28	243
ChemoCentryx Inc.(a)	994	13,310
Chimerix Inc.(a)	492	3,936
Coherus Biosciences Inc.(a)	630	8,713
Cue Biopharma Inc.(a)	593	6,908
Cytokinetics Inc.(a)	505	9,994
CytomX Therapeutics Inc.(a)	652	4,127
Denali Therapeutics Inc.(a)	329	25,807
Dermtech Inc.(a)	126	5,238
Dicerna Pharmaceuticals Inc.(a)	418	15,600
Eagle Pharmaceuticals Inc./DE(a)	140	5,992
Editas Medicine Inc.(a)	391	22,146

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Emergent BioSolutions Inc.(a)	156	$9,826
Enanta Pharmaceuticals Inc.(a)	71	3,125
Esperion Therapeutics Inc.(a)(b)	469	9,919
Fate Therapeutics Inc.(a)	180	15,622
FibroGen Inc.(a)	155	4,128
Fortress Biotech Inc.(a)	104	371
G1 Therapeutics Inc.(a)	31	680
Halozyme Therapeutics Inc.(a)	674	30,606
Harpoon Therapeutics Inc.(a)	207	2,871
iBio Inc.(a)(b)	970	1,465
ImmunityBio Inc.(a)(b)	39	557
ImmunoGen Inc.(a)	89	587
Inovio Pharmaceuticals Inc.(a)(b)	400	3,708
Intellia Therapeutics Inc.(a)	62	10,038
Intercept Pharmaceuticals Inc.(a)(b)	251	5,012
Ironwood Pharmaceuticals Inc.(a)	1,051	13,526
Karyopharm Therapeutics Inc.(a)(b)	99	1,022
Ligand Pharmaceuticals Inc.(a)	53	6,953
Neoleukin Therapeutics Inc.(a)	193	1,781
Nkarta Inc.(a)	17	539
Organogenesis Holdings Inc., Class A(a)	728	12,099
PDL BioPharma Inc.(a)(c)	479	1,183
Pfenex Inc.(a)(c)	108	81
Puma Biotechnology Inc.(a)	530	4,865
Radius Health Inc.(a)	626	11,418
REGENXBIO Inc.(a)	242	9,402
Relay Therapeutics Inc.(a)	168	6,147
Rigel Pharmaceuticals Inc.(a)	2,431	10,551
Sangamo Therapeutics Inc.(a)	278	3,328
Sensei Biotherapeutics Inc.(a)	97	947
Seres Therapeutics Inc.(a)	270	6,439
Shattuck Labs Inc.(a)	49	1,421
Silverback Therapeutics Inc.(a)	56	1,730
Sutro Biopharma Inc.(a)	53	985
Syndax Pharmaceuticals Inc.(a)	58	996
Syros Pharmaceuticals Inc.(a)	291	1,586
TCR2 Therapeutics Inc.(a)	106	1,739
TG Therapeutics Inc.(a)(b)	377	14,624
Travere Therapeutics Inc.(a)	597	8,710
Twist Bioscience Corp.(a)	27	3,598
Vanda Pharmaceuticals Inc.(a)	448	9,636
Vaxcyte Inc.(a)	303	6,821
Veracyte Inc.(a)	16	640
Vericel Corp.(a)(b)	136	7,140
Xencor Inc.(a)	430	14,831
		511,805
Building Products — 1.6%
Caesarstone Ltd.	23	339
CSW Industrials Inc.	147	17,414
Gibraltar Industries Inc.(a)	209	15,949
Griffon Corp.	269	6,894
Insteel Industries Inc.	24	772
Masonite International Corp.(a)	64	7,154
Quanex Building Products Corp.	1,017	25,262
Resideo Technologies Inc.(a)	241	7,230
Simpson Manufacturing Co. Inc.	154	17,008
UFP Industries Inc.	323	24,012
		122,034
Capital Markets — 4.8%
Artisan Partners Asset Management Inc., Class A	494	25,105
Security	Shares	Value

Capital Markets (continued)
B. Riley Financial Inc.	219	$16,534
BrightSphere Investment Group Inc.	889	20,829
Cohen & Steers Inc.	351	28,814
Cowen Inc., Class A	251	10,304
Diamond Hill Investment Group Inc.	87	14,556
Donnelley Financial Solutions Inc.(a)	199	6,567
Federated Hermes Inc.	796	26,992
Greenhill & Co. Inc.	532	8,278
Houlihan Lokey Inc.	300	24,537
Moelis & Co., Class A	385	21,903
Oppenheimer Holdings Inc., Class A, NVS.	268	13,625
Piper Sandler Cos.	382	49,492
PJT Partners Inc., Class A	440	31,407
Sculptor Capital Management Inc.	1,439	35,385
StepStone Group Inc., Class A	610	20,984
Virtus Investment Partners Inc.	19	5,278
		360,590
Chemicals — 0.8%
Avient Corp.	105	5,162
FutureFuel Corp.	117	1,123
Hawkins Inc.	375	12,281
Ingevity Corp.(a)(b)	101	8,217
Innospec Inc.	20	1,812
Koppers Holdings Inc.(a)	416	13,458
Kronos Worldwide Inc.	37	530
Orion Engineered Carbons SA(a)	30	570
Stepan Co.	4	481
Tredegar Corp.	584	8,042
Trinseo SA	31	1,855
Tronox Holdings PLC, Class A	335	7,504
		61,035
Commercial Services & Supplies — 2.5%
ABM Industries Inc.	9	399
ACCO Brands Corp.	851	7,344
Brady Corp., Class A, NVS	408	22,864
Brink’s Co. (The)	44	3,381
Casella Waste Systems Inc., Class A(a)	7	444
Cimpress PLC(a)(b)	123	13,334
CoreCivic Inc.(a)	962	10,072
Covanta Holding Corp.	699	12,309
Deluxe Corp.	558	26,656
Ennis Inc.	870	18,722
Harsco Corp.(a)	31	633
Herman Miller Inc.	144	6,788
HNI Corp.	34	1,495
Interface Inc.	125	1,913
Kimball International Inc., Class B.	638	8,390
Knoll Inc.	23	598
Montrose Environmental Group Inc.(a)	518	27,796
Pitney Bowes Inc.	379	3,324
SP Plus Corp.(a)	29	887
Steelcase Inc., Class A	350	5,289
Tetra Tech Inc.	128	15,621
		188,259
Communications Equipment — 1.0%
ADTRAN Inc.	251	5,183
Calix Inc.(a)	355	16,862
Cambium Networks Corp.(a)	185	8,945
Clearfield Inc.(a)	21	786

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Extreme Networks Inc.(a)	967	$10,792
Harmonic Inc.(a)	1,005	8,563
NETGEAR Inc.(a)	13	498
NetScout Systems Inc.(a)	344	9,818
Ribbon Communications Inc.(a)	72	548
Viavi Solutions Inc.(a)	912	16,106
		78,101
Construction & Engineering — 1.2%
Ameresco Inc., Class A(a)	8	502
API Group Corp.(a)(d)	44	919
Arcosa Inc.	220	12,923
Argan Inc.	11	526
Comfort Systems USA Inc.	131	10,321
EMCOR Group Inc.	250	30,797
Great Lakes Dredge & Dock Corp.(a)	867	12,667
HC2 Holdings Inc.(a)	1,630	6,487
IES Holdings Inc.(a)	160	8,218
MYR Group Inc.(a)	39	3,546
Primoris Services Corp.	23	677
Sterling Construction Co. Inc.(a)(b)	32	772
		88,355
Construction Materials — 0.1%
Forterra Inc.(a)	262	6,160

Consumer Finance — 1.9%
Encore Capital Group Inc.(a)	198	9,383
Enova International Inc.(a)	527	18,029
Green Dot Corp., Class A(a)	197	9,229
LendingClub Corp.(a)	211	3,825
Navient Corp.	3,942	76,199
Nelnet Inc., Class A	178	13,391
PROG Holdings Inc.	164	7,893
Regional Management Corp.	48	2,234
World Acceptance Corp.(a)(b)	11	1,763
		141,946
Containers & Packaging — 0.4%
Greif Inc., Class A, NVS	37	2,240
Myers Industries Inc.	1,102	23,142
O-I Glass Inc.(a)	165	2,695
Pactiv Evergreen Inc.	53	799
		28,876
Distributors — 0.1%
Core-Mark Holding Co. Inc.	167	7,517

Diversified Consumer Services — 0.5%
American Public Education Inc.(a)	167	4,733
Carriage Services Inc.	19	702
Houghton Mifflin Harcourt Co.(a)(b)	85	938
Perdoceo Education Corp.(a)	2,115	25,951
Strategic Education Inc.	9	685
Stride Inc.(a)	95	3,052
WW International Inc.(a)(b)	19	687
		36,748
Diversified Financial Services — 0.3%
A-Mark Precious Metals Inc.	110	5,115
Cannae Holdings Inc.(a)	51	1,729
Marlin Business Services Corp.	544	12,382
		19,226
Security	Shares	Value

Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings Inc.	108	$8,304
Consolidated Communications Holdings Inc.(a)	745	6,548
IDT Corp., Class B(a)	369	13,638
Iridium Communications Inc.(a)(b)	11	440
Liberty Latin America Ltd., Class A(a)	116	1,608
Ooma Inc.(a)	637	12,014
		42,552
Electric Utilities — 0.3%
MGE Energy Inc.	29	2,159
PNM Resources Inc.	400	19,508
Portland General Electric Co.	97	4,470
		26,137
Electrical Equipment — 0.4%
American Superconductor Corp.(a)	126	2,191
Atkore Inc.(a)	323	22,933
Vicor Corp.(a)	45	4,758
		29,882
Electronic Equipment, Instruments & Components — 1.3%
Advanced Energy Industries Inc.	80	9,017
Badger Meter Inc.	7	687
Benchmark Electronics Inc.	16	455
CTS Corp.	12	446
ePlus Inc.(a)	8	694
II-VI Inc.(a)	12	871
Insight Enterprises Inc.(a)	176	17,602
Itron Inc.(a)	28	2,799
Knowles Corp.(a)	74	1,461
Luna Innovations Inc.(a)	1,721	18,638
Methode Electronics Inc.	16	787
Napco Security Technologies Inc.(a)	50	1,818
Novanta Inc.(a)(b)	28	3,773
OSI Systems Inc.(a)	142	14,433
Sanmina Corp.(a)	359	13,987
TTM Technologies Inc.(a)(b)	220	3,146
Vishay Intertechnology Inc.	338	7,622
		98,236
Energy Equipment & Services — 0.7%
Archrock Inc.	850	7,574
Aspen Aerogels Inc.(a)	203	6,074
Cactus Inc., Class A	71	2,607
DMC Global Inc.(a)	102	5,733
Helix Energy Solutions Group Inc.(a)(b)	834	4,762
Nabors Industries Ltd.(a)	58	6,626
Patterson-UTI Energy Inc.	1,806	17,952
		51,328
Entertainment — 0.3%
AMC Entertainment Holdings Inc., Class A(a)	348	19,725
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	21	583
LiveXLive Media Inc.(a)	850	4,012
		24,320
Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexander’s Inc.	16	4,287
American Assets Trust Inc.	22	820
American Finance Trust Inc.	1,454	12,330
CatchMark Timber Trust Inc., Class A	638	7,465
Centerspace	51	4,024
Columbia Property Trust Inc.	1,005	17,477
CTO Realty Growth Inc.	278	14,879
DigitalBridge Group Inc.(a)	1,952	15,421

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Diversified Healthcare Trust	1,586	$6,629
Franklin Street Properties Corp.	2,091	10,999
GEO Group Inc. (The)(b)	906	6,451
Getty Realty Corp.	32	997
Gladstone Commercial Corp.	27	609
Global Net Lease Inc.	55	1,017
iStar Inc.	259	5,369
Kite Realty Group Trust	260	5,723
Lexington Realty Trust	1,742	20,817
LTC Properties Inc.	43	1,651
Macerich Co. (The)	548	10,001
New Senior Investment Group Inc.	2,171	19,061
Office Properties Income Trust	418	12,252
Piedmont Office Realty Trust Inc., Class A	1,582	29,219
PotlatchDeltic Corp.	84	4,465
PS Business Parks Inc.	42	6,219
Retail Properties of America Inc., Class A	1,512	17,312
Retail Value Inc.	2,477	53,875
RPT Realty	825	10,708
Sabra Health Care REIT Inc.	103	1,875
Service Properties Trust	1,442	18,169
SITE Centers Corp.	1,464	22,048
Tanger Factory Outlet Centers Inc.	375	7,069
Uniti Group Inc.	430	4,554
Universal Health Realty Income Trust	17	1,046
Urstadt Biddle Properties Inc., Class A	134	2,597
Xenia Hotels & Resorts Inc.(a)	491	9,196
		366,631
Food & Staples Retailing — 1.2%
Andersons Inc. (The)	15	458
BJ’s Wholesale Club Holdings Inc.(a)	705	33,544
Ingles Markets Inc., Class A	328	19,112
Performance Food Group Co.(a)	287	13,916
Rite Aid Corp.(a)	266	4,336
SpartanNash Co.	525	10,138
United Natural Foods Inc.(a)	58	2,145
Weis Markets Inc.	92	4,753
		88,402
Food Products — 0.5%
B&G Foods Inc.	122	4,002
John B Sanfilippo & Son Inc.	213	18,865
Seneca Foods Corp., Class A(a)	204	10,420
Tootsie Roll Industries Inc.	16	543
Vital Farms Inc.(a)	103	2,056
		35,886
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	26	3,129
New Jersey Resources Corp.	26	1,029
Northwest Natural Holding Co.	78	4,097
ONE Gas Inc.	290	21,495
Southwest Gas Holdings Inc.	92	6,089
Spire Inc.	105	7,588
		43,427
Health Care Equipment & Supplies — 2.4%
Accuray Inc.(a)	1,571	7,101
AtriCure Inc.(a)	11	873
Bioventus Inc., Class A(a)	59	1,038
Cardiovascular Systems Inc.(a)	107	4,564
CONMED Corp.	123	16,904
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cutera Inc.(a)	83	$4,069
CytoSorbents Corp.(a)	213	1,608
Eargo Inc.(a)	244	9,738
Inari Medical Inc.(a)	204	19,029
Integer Holdings Corp.(a)	81	7,630
Invacare Corp.(a)	56	452
iRhythm Technologies Inc.(a)	43	2,853
Meridian Bioscience Inc.(a)	129	2,861
Natus Medical Inc.(a)	19	494
Nevro Corp.(a)	72	11,937
NuVasive Inc.(a)	18	1,220
Ortho Clinical Diagnostics Holdings PLC(a)	468	10,020
Orthofix Medical Inc.(a)	87	3,490
Retractable Technologies Inc.(a)(b)	2,186	25,270
SeaSpine Holdings Corp.(a)	111	2,277
Shockwave Medical Inc.(a)	5	949
Soliton Inc.(a)	115	2,586
STAAR Surgical Co.(a)	105	16,012
Stereotaxis Inc.(a)	354	3,413
Surmodics Inc.(a)	261	14,159
Zynex Inc.(a)	330	5,125
		175,672
Health Care Providers & Services — 4.2%
Addus HomeCare Corp.(a)	69	6,020
AMN Healthcare Services Inc.(a)	66	6,401
Apria Inc.(a)	1,333	37,324
Brookdale Senior Living Inc.(a)	779	6,154
Castle Biosciences Inc.(a)	95	6,966
Community Health Systems Inc.(a)	623	9,619
CorVel Corp.(a)	28	3,760
Covetrus Inc.(a)	726	19,602
Cross Country Healthcare Inc.(a)	426	7,033
Ensign Group Inc. (The)	72	6,240
Fulgent Genetics Inc.(a)	108	9,961
Hanger Inc.(a)	839	21,210
HealthEquity Inc.(a)	18	1,449
InfuSystem Holdings Inc.(a)(b)	1,092	22,703
Joint Corp. (The)(a)	377	31,638
LHC Group Inc.(a)	47	9,412
MEDNAX Inc.(a)	32	965
ModivCare Inc.(a)	30	5,102
National HealthCare Corp.	39	2,726
Ontrak Inc.(a)	298	9,679
Owens & Minor Inc.	315	13,334
Patterson Companies Inc.	317	9,634
Pennant Group Inc. (The)(a)	105	4,294
R1 RCM Inc.(a)	319	7,095
Select Medical Holdings Corp.	311	13,143
Tenet Healthcare Corp.(a)	327	21,906
Tivity Health Inc.(a)	241	6,341
Triple-S Management Corp.(a)	524	11,669
Viemed Healthcare Inc.(a)	683	4,883
		316,263
Health Care Technology — 0.9%
Allscripts Healthcare Solutions Inc.(a)	366	6,775
Computer Programs & Systems Inc.	263	8,739
HealthStream Inc.(a)	92	2,570
Icad Inc.(a)	465	8,049
Inovalon Holdings Inc., Class A(a)	76	2,590
Inspire Medical Systems Inc.(a)	85	16,427

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
NextGen Healthcare Inc.(a)	362	$6,006
Omnicell Inc.(a)	73	11,056
OptimizeRx Corp.(a)	35	2,166
Simulations Plus Inc.	13	714
Vocera Communications Inc.(a)	69	2,750
		67,842
Hotels, Restaurants & Leisure — 2.2%
Bally’s Corp.(a)	7	379
BJ’s Restaurants Inc.(a)(b)	8	393
Bloomin’ Brands Inc.(a)	808	21,929
Brinker International Inc.(a)	248	15,339
Cheesecake Factory Inc. (The)(a)	106	5,743
Chuy’s Holdings Inc.(a)	88	3,279
Cracker Barrel Old Country Store Inc.	54	8,017
Dave & Buster’s Entertainment Inc.(a)	12	487
Denny’s Corp.(a)	366	6,035
Everi Holdings Inc.(a)	508	12,669
GAN Ltd.(a)	684	11,245
International Game Technology PLC(a)	128	3,067
Jack in the Box Inc.	147	16,382
NEOGAMES SA(a)	10	615
Papa John’s International Inc.	126	13,159
RCI Hospitality Holdings Inc.(b)	42	2,780
Scientific Games Corp./DE, Class A(a)	68	5,266
SeaWorld Entertainment Inc.(a)	90	4,495
Texas Roadhouse Inc.	118	11,352
Wingstop Inc.	123	19,388
		162,019
Household Durables — 1.7%
Beazer Homes USA Inc.(a)(b)	21	405
Casper Sleep Inc.(a)(b)	260	2,142
Cavco Industries Inc.(a)	18	4,000
Ethan Allen Interiors Inc.	237	6,541
GoPro Inc., Class A(a)	560	6,524
Helen of Troy Ltd.(a)	88	20,075
Installed Building Products Inc.	81	9,911
iRobot Corp.(a)	6	560
KB Home	14	570
La-Z-Boy Inc.	250	9,260
MDC Holdings Inc.	54	2,733
Meritage Homes Corp.(a)	14	1,317
Purple Innovation Inc., Class A(a)	465	12,281
Skyline Champion Corp.(a)	181	9,647
Sonos Inc.(a)	658	23,181
Tupperware Brands Corp.(a)	347	8,241
Universal Electronics Inc.(a)	119	5,772
VOXX International Corp., Class A(a)	525	7,355
		130,515
Household Products — 0.2%
Central Garden & Pet Co.(a)	62	3,282
Central Garden & Pet Co., Class A, NVS(a)	53	2,560
WD-40 Co.	36	9,226
		15,068
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class A	170	4,287
Clearway Energy Inc., Class C	14	371
		4,658
Insurance — 2.7%
American Equity Investment Life Holding Co.	656	21,202
Security	Shares	Value

Insurance (continued)
AMERISAFE Inc.	243	$14,505
CNO Financial Group Inc.	424	10,015
eHealth Inc.(a)	98	5,723
Employers Holdings Inc.	139	5,949
Genworth Financial Inc., Class A(a)	1,960	7,644
Goosehead Insurance Inc., Class A	114	14,512
Horace Mann Educators Corp.	222	8,307
James River Group Holdings Ltd.	269	10,093
Kinsale Capital Group Inc.	3	494
MBIA Inc.(a)	316	3,476
RLI Corp.	91	9,518
Safety Insurance Group Inc.	47	3,679
Selective Insurance Group Inc.	91	7,385
Selectquote Inc.(a)	629	12,115
SiriusPoint Ltd.(a)	548	5,519
Tiptree Inc.	820	7,626
Trean Insurance Group Inc.(a)	978	14,748
Trupanion Inc.(a)	62	7,136
Watford Holdings Ltd.(a)	874	30,581
		200,227
Interactive Media & Services — 0.6%
Cargurus Inc.(a)	88	2,308
Cars.com Inc.(a)	29	415
EverQuote Inc., Class A(a)	357	11,667
MediaAlpha Inc., Class A(a)	406	17,093
TrueCar Inc.(a)	97	548
Yelp Inc.(a)(b)	248	9,910
		41,941
Internet & Direct Marketing Retail — 1.3%
1-800-Flowers.com Inc., Class A(a)	351	11,186
CarParts.com Inc.(a)(b)	663	13,499
Groupon Inc.(a)	308	13,293
Lands’ End Inc.(a)	96	3,941
Liquidity Services Inc.(a)	262	6,668
Overstock.com Inc.(a)	47	4,333
PetMed Express Inc.	297	9,460
Shutterstock Inc.	89	8,737
Stamps.com Inc.(a)	67	13,420
Stitch Fix Inc., Class A(a)	154	9,286
		93,823
IT Services — 1.2%
Brightcove Inc.(a)	895	12,843
Cass Information Systems Inc.	9	367
Conduent Inc.(a)	815	6,112
CSG Systems International Inc.	159	7,502
EVERTEC Inc.	216	9,428
Evo Payments Inc., Class A(a)	127	3,523
ExlService Holdings Inc.(a)	9	956
Hackett Group Inc. (The)	46	829
International Money Express Inc.(a)	826	12,266
LiveRamp Holdings Inc.(a)	86	4,029
Maximus Inc.	7	616
Perficient Inc.(a)	121	9,731
Rackspace Technology Inc.(a)	183	3,589
Sykes Enterprises Inc.(a)	43	2,309
TTEC Holdings Inc.	112	11,546
Verra Mobility Corp.(a)	338	5,195
		90,841

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.9%
Acushnet Holdings Corp.	24	$1,186
American Outdoor Brands Inc.(a)	338	11,877
Callaway Golf Co.	168	5,667
Johnson Outdoors Inc., Class A	147	17,787
Malibu Boats Inc., Class A(a)	25	1,833
Nautilus Inc.(a)	185	3,117
Sturm Ruger & Co. Inc.	78	7,018
Vista Outdoor Inc.(a)	413	19,114
		67,599
Life Sciences Tools & Services — 0.8%
Codexis Inc.(a)	404	9,155
Harvard Bioscience Inc.(a)	984	8,197
Medpace Holdings Inc.(a)	101	17,839
NanoString Technologies Inc.(a)	82	5,313
NeoGenomics Inc.(a)	118	5,330
Pacific Biosciences of California Inc.(a)	323	11,295
		57,129
Machinery — 1.5%
Albany International Corp., Class A	6	536
Chart Industries Inc.(a)	32	4,682
Columbus McKinnon Corp./NY	44	2,122
Energy Recovery Inc.(a)	27	615
EnPro Industries Inc.	9	874
ESCO Technologies Inc.	6	563
Evoqua Water Technologies Corp.(a)	201	6,790
Federal Signal Corp.	242	9,736
Franklin Electric Co. Inc.	5	403
Gorman-Rupp Co. (The)	13	448
John Bean Technologies Corp.	4	570
Lindsay Corp.	2	331
Manitowoc Co. Inc. (The)(a)	48	1,176
Meritor Inc.(a)	71	1,663
Mueller Industries Inc.	200	8,662
Rexnord Corp.	14	701
Shyft Group Inc. (The)	391	14,627
SPX Corp.(a)	247	15,087
SPX FLOW Inc.	20	1,305
Tennant Co.	117	9,342
Terex Corp.	23	1,095
TriMas Corp.(a)	15	455
Wabash National Corp.	538	8,608
Watts Water Technologies Inc., Class A	122	17,801
		108,192
Marine — 0.1%
Matson Inc.	73	4,672

Media — 0.9%
AMC Networks Inc., Class A(a)	34	2,271
Cardlytics Inc.(a)	8	1,015
comScore Inc.(a)	641	3,205
Entercom Communications Corp.(a)	476	2,052
Gray Television Inc.	98	2,293
Magnite Inc.(a)	557	18,849
Meredith Corp.(a)	72	3,128
TechTarget Inc.(a)	257	19,915
TEGNA Inc.	732	13,732
		66,460
Metals & Mining — 1.5%
Arconic Corp.(a)	793	28,247
Security	Shares	Value

Metals & Mining (continued)
Commercial Metals Co.	467	$14,346
Hecla Mining Co.	639	4,754
Kaiser Aluminum Corp.	50	6,175
Materion Corp.	137	10,323
NovaGold Resources Inc.(a)	1,073	8,595
Olympic Steel Inc.	110	3,233
Ryerson Holding Corp.(a)	247	3,606
Schnitzer Steel Industries Inc., Class A	304	14,911
SunCoke Energy Inc.	985	7,033
TimkenSteel Corp.(a)	280	3,962
Worthington Industries Inc.	91	5,567
		110,752
Mortgage Real Estate Investment — 2.2%
Arbor Realty Trust Inc.	182	3,243
Ares Commercial Real Estate Corp.	2,254	33,111
ARMOUR Residential REIT Inc.	811	9,262
Blackstone Mortgage Trust Inc., Class A	68	2,169
BrightSpire Capital Inc.	969	9,109
Capstead Mortgage Corp.	3,279	20,133
Chimera Investment Corp.	305	4,593
Dynex Capital Inc.	1,251	23,344
Ellington Financial Inc.	529	10,130
Invesco Mortgage Capital Inc.	4,537	17,694
KKR Real Estate Finance Trust Inc.	364	7,873
MFA Financial Inc.	2,880	13,219
PennyMac Mortgage Investment Trust	146	3,075
Two Harbors Investment Corp.	759	5,738
		162,693
Multi-Utilities — 0.1%
Avista Corp.	31	1,323
Black Hills Corp.	25	1,641
NorthWestern Corp.	20	1,204
Unitil Corp.	14	742
		4,910
Multiline Retail — 0.5%
Big Lots Inc.	316	20,859
Dillard’s Inc., Class A	78	14,109
Macy’s Inc.(a)	270	5,119
		40,087
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp.(a)	1,047	15,736
Arch Resources Inc.(a)	44	2,507
Berry Corp.	293	1,969
Bonanza Creek Energy Inc.	57	2,683
CNX Resources Corp.(a)	971	13,264
CONSOL Energy Inc.(a)	43	794
Diamond S Shipping Inc.(a)	231	2,301
Dorian LPG Ltd.(a)	372	5,253
Frontline Ltd./Bermuda	338	3,042
International Seaways Inc.	261	5,006
Kosmos Energy Ltd.(a)	721	2,495
Nordic American Tankers Ltd.	281	922
Ovintiv Inc.	801	25,208
PDC Energy Inc.	58	2,656
Penn Virginia Corp.(a)	102	2,408
Range Resources Corp.(a)	654	10,961
Renewable Energy Group Inc.(a)	69	4,301
SFL Corp. Ltd.	500	3,825
SM Energy Co.	402	9,901

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)	240	$1,361
W&T Offshore Inc.(a)	1,744	8,458
World Fuel Services Corp.	99	3,141
		128,192
Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	142	4,114
Domtar Corp.(a)	335	18,411
Schweitzer-Mauduit International Inc.	184	7,430
Verso Corp., Class A	538	9,523
		39,478
Personal Products — 0.9%
BellRing Brands Inc., Class A(a)	199	6,237
Edgewell Personal Care Co.	39	1,712
elf Beauty Inc.(a)	250	6,785
Inter Parfums Inc.	10	720
Medifast Inc.	98	27,732
USANA Health Sciences Inc.(a)	180	18,437
Veru Inc.(a)	492	3,971
		65,594
Pharmaceuticals — 1.4%
Antares Pharma Inc.(a)	1,489	6,492
Atea Pharmaceuticals Inc.(a)	231	4,962
Axsome Therapeutics Inc.(a)	203	13,694
BioDelivery Sciences International Inc.(a)	1,738	6,222
Cassava Sciences Inc.(a)	27	2,307
Collegium Pharmaceutical Inc.(a)	483	11,418
Corcept Therapeutics Inc.(a)	617	13,574
Endo International PLC(a)	274	1,282
Innoviva Inc.(a)	361	4,841
Intra-Cellular Therapies Inc.(a)	57	2,327
Omeros Corp.(a)	837	12,421
Pacira BioSciences Inc.(a)(b)	28	1,699
Prestige Consumer Healthcare Inc.(a)	207	10,785
Relmada Therapeutics Inc.(a)	48	1,536
SIGA Technologies Inc.(a)	1,209	7,593
Theravance Biopharma Inc.(a)	155	2,251
		103,404
Professional Services — 3.3%
Acacia Research Corp.(a)	1,696	11,465
ASGN Inc.(a)	74	7,173
Barrett Business Services Inc.	65	4,720
CRA International Inc.	250	21,400
Exponent Inc.	296	26,406
Heidrick & Struggles International Inc.	906	40,362
Huron Consulting Group Inc.(a)	90	4,424
ICF International Inc.	4	351
Insperity Inc.	224	20,243
KBR Inc.	167	6,371
Kelly Services Inc., Class A, NVS(a)	29	695
Kforce Inc.	611	38,450
Korn Ferry	243	17,630
ManTech International Corp./VA, Class A	136	11,769
Resources Connection Inc.	308	4,423
TriNet Group Inc.(a)	300	21,744
TrueBlue Inc.(a)	36	1,012
Upwork Inc.(a)	130	7,578
		246,216
Real Estate Management & Development — 1.2%
Cushman & Wakefield PLC(a)(b)	773	13,504
Security	Shares	Value

Real Estate Management & Development (continued)
eXp World Holdings Inc.(a)	686	$26,596
Fathom Holdings Inc.(a)(b)	571	18,723
Forestar Group Inc.(a)	39	815
Newmark Group Inc., Class A	345	4,143
RE/MAX Holdings Inc., Class A	44	1,467
Realogy Holdings Corp.(a)	627	11,424
Redfin Corp.(a)(b)	36	2,283
RMR Group Inc. (The), Class A	79	3,053
St Joe Co. (The)	206	9,190
		91,198
Road & Rail — 0.9%
ArcBest Corp.	102	5,935
Avis Budget Group Inc.(a)(b)	83	6,465
Daseke Inc.(a)	658	4,264
Heartland Express Inc.	252	4,317
Marten Transport Ltd.	197	3,248
Saia Inc.(a)	96	20,111
U.S. Xpress Enterprises Inc., Class A(a)	292	2,511
Werner Enterprises Inc.	411	18,298
		65,149
Semiconductors & Semiconductor Equipment — 2.1%
Ambarella Inc.(a)	8	853
Amkor Technology Inc.	313	7,409
Axcelis Technologies Inc.(a)	15	606
CMC Materials Inc.	25	3,768
Cohu Inc.(a)	58	2,134
Diodes Inc.(a)	31	2,473
DSP Group Inc.(a)	136	2,013
FormFactor Inc.(a)	334	12,178
Lattice Semiconductor Corp.(a)	481	27,022
MACOM Technology Solutions Holdings Inc.(a)	266	17,045
NeoPhotonics Corp.(a)	308	3,145
Power Integrations Inc.	106	8,698
Rambus Inc.(a)	1,013	24,018
Semtech Corp.(a)	26	1,789
Silicon Laboratories Inc.(a)	38	5,823
SiTime Corp.(a)	30	3,798
Synaptics Inc.(a)	110	17,114
Ultra Clean Holdings Inc.(a)	86	4,620
Veeco Instruments Inc.(a)	446	10,722
		155,228
Software — 8.1%
8x8 Inc.(a)	106	2,943
A10 Networks Inc.(a)	1,971	22,193
ACI Worldwide Inc.(a)	40	1,486
Agilysys Inc.(a)	243	13,819
Alarm.com Holdings Inc.(a)	165	13,975
American Software Inc./GA, Class A	141	3,096
Appfolio Inc., Class A(a)	44	6,213
Avaya Holdings Corp.(a)(b)	315	8,473
Blackbaud Inc.(a)	238	18,224
Blackline Inc.(a)	189	21,030
Box Inc., Class A(a)(b)	751	19,188
Cerence Inc.(a)	236	25,184
ChannelAdvisor Corp.(a)	141	3,456
CommVault Systems Inc.(a)	251	19,621
Cornerstone OnDemand Inc.(a)	207	10,677
Digimarc Corp.(a)	11	368
Digital Turbine Inc.(a)	503	38,243

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Domo Inc., Class B(a)	147	$11,882
eGain Corp.(a)	1,071	12,295
Envestnet Inc.(a)	105	7,965
Intelligent Systems Corp.(a)	234	7,362
InterDigital Inc.	27	1,972
j2 Global Inc.(a)	28	3,851
LivePerson Inc.(a)	36	2,277
MicroStrategy Inc., Class A(a)(b)	35	23,257
Mimecast Ltd.(a)	123	6,525
Mitek Systems Inc.(a)	161	3,101
Model N Inc.(a)	174	5,963
Momentive Global Inc.(a)	38	801
ON24 Inc.(a)	17	603
Progress Software Corp.	438	20,257
PROS Holdings Inc.(a)	29	1,321
Q2 Holdings Inc.(a)(b)	27	2,770
QAD Inc., Class A	82	7,136
Qualys Inc.(a)	119	11,982
Rapid7 Inc.(a)	140	13,248
Rimini Street Inc.(a)	330	2,033
SailPoint Technologies Holdings Inc.(a)	119	6,077
Sapiens International Corp. NV	296	7,776
ShotSpotter Inc.(a)	86	4,194
Smith Micro Software Inc.(a)	154	804
Sprout Social Inc., Class A(a)	279	24,948
SPS Commerce Inc.(a)	182	18,173
Tenable Holdings Inc.(a)	593	24,521
Varonis Systems Inc.(a)	454	26,159
Verint Systems Inc.(a)	10	451
VirnetX Holding Corp.(a)	689	2,942
Vonage Holdings Corp.(a)	326	4,698
Workiva Inc.(a)	620	69,025
Xperi Holding Corp.	567	12,610
Yext Inc.(a)	161	2,301
Zix Corp.(a)	1,595	11,245
Zuora Inc., Class A(a)	599	10,333
		601,047
Specialty Retail — 7.2%
Aaron’s Co. Inc. (The)	1,062	33,973
Abercrombie & Fitch Co., Class A(a)	623	28,926
Academy Sports & Outdoors Inc.(a)	1,058	43,632
American Eagle Outfitters Inc.	251	9,420
America’s Car-Mart Inc./TX(a)	83	11,763
Asbury Automotive Group Inc.(a)	109	18,679
Bed Bath & Beyond Inc.(a)	266	8,855
Boot Barn Holdings Inc.(a)	155	13,028
Buckle Inc. (The)	441	21,940
Caleres Inc.	139	3,793
Camping World Holdings Inc., Class A	13	533
Cato Corp. (The), Class A	466	7,861
Children’s Place Inc. (The)(a)	38	3,536
Citi Trends Inc.(a)	160	13,920
Container Store Group Inc. (The)(a)	71	926
Genesco Inc.(a)(b)	246	15,665
Group 1 Automotive Inc.	166	25,635
Guess? Inc.	664	17,530
Haverty Furniture Companies Inc.	335	14,325
Hibbett Inc.(a)	160	14,341
Lumber Liquidators Holdings Inc.(a)	206	4,347
MarineMax Inc.(a)	198	9,651
Security	Shares	Value

Specialty Retail (continued)
Murphy USA Inc.	104	$13,871
National Vision Holdings Inc.(a)	62	3,170
ODP Corp. (The)(a)	492	23,621
OneWater Marine Inc., Class A	214	8,994
Rent-A-Center Inc./TX	525	27,862
Sally Beauty Holdings Inc.(a)	216	4,767
Shoe Carnival Inc.	287	20,546
Signet Jewelers Ltd.(a)	458	37,002
Sleep Number Corp.(a)(b)	324	35,624
Sonic Automotive Inc., Class A	181	8,098
Sportsman’s Warehouse Holdings Inc.(a)	316	5,615
Tilly’s Inc., Class A	531	8,485
Winmark Corp.	9	1,729
Zumiez Inc.(a)	368	18,028
		539,691
Technology Hardware, Storage & Peripherals — 0.8%
Avid Technology Inc.(a)	360	14,094
Corsair Gaming Inc.(a)	851	28,330
Eastman Kodak Co.(a)(b)	948	7,887
Turtle Beach Corp.(a)(b)	224	7,150
		57,461
Textiles, Apparel & Luxury Goods — 1.5%
Crocs Inc.(a)	385	44,860
Fossil Group Inc.(a)	488	6,969
G-III Apparel Group Ltd.(a)(b)	166	5,455
Kontoor Brands Inc.	333	18,784
Movado Group Inc.	210	6,609
Rocky Brands Inc.	293	16,291
Steven Madden Ltd.	212	9,277
Vera Bradley Inc.(a)	295	3,655
		111,900
Thrifts & Mortgage Finance — 1.4%
Columbia Financial Inc.(a)	25	431
Flagstar Bancorp. Inc.	11	465
Kearny Financial Corp./MD	120	1,434
Meridian Bancorp. Inc.	222	4,542
Mr Cooper Group Inc.(a)	307	10,149
Northfield Bancorp. Inc.	971	15,924
Northwest Bancshares Inc.	822	11,212
Premier Financial Corp.	341	9,688
Radian Group Inc.	85	1,891
TrustCo Bank Corp. NY	24	825
Walker & Dunlop Inc.	173	18,058
Washington Federal Inc.	252	8,009
Waterstone Financial Inc.	1,238	24,339
		106,967
Tobacco — 0.3%
Turning Point Brands Inc.	31	1,419
Universal Corp./VA	26	1,481
Vector Group Ltd.	1,574	22,256
		25,156
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies Inc.	36	3,278
Boise Cascade Co.	385	22,465
DXP Enterprises Inc./TX(a)	256	8,525
GATX Corp.	141	12,474
Global Industrial Co.	366	13,436
GMS Inc.(a)	68	3,274
H&E Equipment Services Inc.	173	5,756

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Herc Holdings Inc.(a)	150	$16,810
McGrath RentCorp.	203	16,559
MRC Global Inc.(a)	1,095	10,293
NOW Inc.(a)	1,748	16,588
Rush Enterprises Inc., Class A	193	8,345
Textainer Group Holdings Ltd.(a)	13	439
Titan Machinery Inc.(a)	298	9,220
Triton International Ltd.	261	13,661
Veritiv Corp.(a)	154	9,459
WESCO International Inc.(a)	21	2,159
		172,741
Water Utilities — 0.2%
American States Water Co.	140	11,138
California Water Service Group	7	389
Middlesex Water Co.	19	1,553
York Water Co. (The)	74	3,352
		16,432
Total Common Stocks — 98.9%
(Cost: $5,134,257)		7,365,306

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)	2	20

Total Warrants — 0.0%
(Cost: $0)		20
Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(e)(f)(g)	278,383	$278,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	80,000	80,000
		358,550
Total Short-Term Investments — 4.8%
(Cost: $358,527)		358,550

Total Investments in Securities — 103.7%
(Cost: $5,492,784)		7,723,876

Other Assets, Less Liabilities — (3.7)%		(274,828)

Net Assets — 100.0%		$7,449,048

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$415,528	$—		$(136,979	)(a)	$(22)	$23	$278,550	278,383	$512	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	0	(a)	—		—	—	80,000	80,000	2		—
						$(22)	$23	$358,550		$514		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$32,319	$(818	)(c)	$31,493	0.4%

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021

OTC Total Return Swaps (continued)

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
	Monthly	JPMorgan Securities PLC(d)	02/08/23	32,534	(956	)(e)	31,573	0.4%
					$(1,774)		$63,066

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $8 of net dividends and financing fees.

(e)	Amount includes $5 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	127	$5,422	17.2%
Central Pacific Financial Corp.	191	4,977	15.8
First BanCorp./Puerto Rico	63	751	2.4
First Commonwealth Financial Corp.	101	1,421	4.5
Investors Bancorp. Inc.	70	998	3.2
National Bank Holdings Corp., Class A	48	1,812	5.7
Preferred Bank/Los Angeles CA	6	380	1.2
Westamerica Bancorp.	6	348	1.1
		16,109
Consumer Finance
Green Dot Corp., Class A	25	1,171	3.7

Diversified Telecommunication Services
Cincinnati Bell Inc.	65	1,002	3.2

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	450	3,204	10.2
iStar Inc.	31	643	2.0

		3,847
Insurance
American Equity Investment Life Holding Co.	64	2,068	6.6
Horace Mann Educators Corp.	24	898	2.9
Safety Insurance Group Inc.	11	861	2.7
Stewart Information Services Corp.	13	737	2.3
Trupanion Inc.	6	691	2.2

		5,255
Mortgage Real Estate Investment
Ellington Financial Inc.	47	900	2.9

Multiline Retail
Macy’s Inc.	65	1,232	3.9

Multi-Utilities
Avista Corp.	5	213	0.7

Thrifts & Mortgage Finance
HomeStreet Inc.	4	163	0.5
Meta Financial Group Inc.	30	1,519	4.8
Northfield Bancorp. Inc.	5	82	0.3

		1,764
Total Reference Entity — Long		31,493

Net Value of Reference Entity — Goldman Sachs & Co.	.	$31,493

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	2	$85	0.3%
Brookline Bancorp. Inc.	11	164	0.5
Central Pacific Financial Corp.	39	1,016	3.2
City Holding Co.	30	2,257	7.2
First Commonwealth Financial Corp.	53	746	2.4
National Bank Holdings Corp., Class A	72	2,717	8.6
NBT Bancorp. Inc.	24	863	2.7
OFG Bancorp.	50	1,106	3.5
Preferred Bank/Los Angeles CA	14	886	2.8

		9,840
Commercial Services & Supplies
Pitney Bowes Inc.	35	307	1.0

Consumer Finance
Green Dot Corp., Class A	57	2,670	8.4

Diversified Telecommunication Services
Cincinnati Bell Inc.	37	571	1.8

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	41	292	0.9
iStar Inc.	93	1,928	6.1
Service Properties Trust	128	1,613	5.1

		3,833
Insurance
American Equity Investment Life Holding Co.	23	743	2.4
Employers Holdings Inc.	12	514	1.6
Genworth Financial Inc., Class A	79	308	1.0
Horace Mann Educators Corp.	41	1,534	4.9
James River Group Holdings Ltd.	24	900	2.8
Safety Insurance Group Inc.	11	861	2.7
Stewart Information Services Corp.	15	850	2.7

		5,710
Multiline Retail
Macy’s Inc.	111	2,105	6.7

Multi-Utilities
Avista Corp.	14	597	1.9

Software
Envestnet Inc.	9	683	2.2

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	9	380	1.2
HomeStreet Inc.	41	1,670	5.3
Meta Financial Group Inc.	34	1,721	5.4
Northwest Bancshares Inc.	72	982	3.1
Provident Financial Services Inc.	22	504	1.6

		5,257
Total Reference Entity — Long		31,573

Net Value of Reference Entity — JPMorgan Securities PLC.		$31,573

Schedule of Investments (unaudited) (continued)	iShares® Factors US Small Blend Style ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,364,042	$—	$1,264	$7,365,306
Warrants	20	—	—	20
Money Market Funds	358,550	—	—	358,550
	$7,722,612	$—	$1,264	$7,723,876
Derivative financial instruments(a)
Liabilities
Swaps	$—	$(1,774)	$—	$(1,774)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust